Capital Commitments and Contingent Liabilities - Additional Information (Details) - GBP (£)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Capital Commitments And Contingent Liabilities [Abstract]
Capital commitments	£ 0	£ 0	£ 0